Parent company accounts - Cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 4,747	£ 4,223	£ 4,867
Adjustment for non-cash items:
Credit impairment charges		1,617	1,578	933
Depreciation, amortisation and impairment of property, plant, equipment and intangibles		356	489	483
Provisions and pensions charges/(credits)		195	63	1,188
Net loss/(profit) on disposal of investments and property, plant and equipment		9	7	8
Other non-cash movements including exchange rate movements		1,835	7,567	(13,491)
Changes in operating assets and liabilities
Net decrease in cash collateral and settlement balances		2,060	31	(1,078)
Net decrease/(increase) in loans and advances at amortised cost		(2,556)	8,313	(30,617)
Net decrease/(increase) in reverse repurchase agreements and other similar secured lending		(2,290)	(378)	2,452
Net increase in deposits at amortised cost		17,578	10,219	28,751
Net (decrease)/increase in debt securities in issue		(9,850)	(14,359)	11,624
Net increase/(decrease) in repurchase agreements and other similar secured borrowing		843	16,589	(804)
Net (increase)/decrease in derivative financial instruments		(6,794)	7,539	(8,002)
Net decrease/(increase) in trading portfolio assets		8,322	(40,795)	13,100
Net (decrease)/increase in trading portfolio liabilities		(1,579)	(14,699)	19,169
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement		(6,415)	33,410	(1,978)
Net decrease/(increase) in other assets		(3,962)	(1,301)	(3,311)
Net (decrease)/increase in other liabilities		(1,440)	(1,864)	1,834
Corporate income tax		(685)	(265)	(144)
Net cash from operating activities		1,991	16,367	24,984
Cash flows from (used in) investing activities
Purchase of debt securities at amortised cost		(27,617)	(14,901)	(20,014)
Proceeds from redemption or sale of debt securities at amortised cost		16,922	2,681	12,925
Purchase of financial assets at fair value through other comprehensive income		(52,347)	(50,254)	(43,139)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		51,803	44,126	42,157
Purchase of property, plant and equipment and intangibles		(512)	(439)	(540)
Increase in investment in subsidiaries		(232)	0	0
Other cash flows associated with investing activities	[1]	2,749	0	0
Net cash from investing activities		(9,234)	(18,787)	(8,611)
Cash flows from (used in) financing activities
Dividends paid and other coupon payments on equity instruments		(2,615)	(2,196)	(963)
Issuance of subordinated liabilities		11,222	5,986	15,381
Redemption of subordinated liabilities		(5,067)	(7,431)	(8,367)
Issue of shares and other equity instruments		970	2,499	3,134
Repurchase of shares and other equity instruments		(2,131)	(2,425)	(2,136)
Capital contribution		0	0	750
Vesting of shares under employee share schemes		(448)	(442)	(413)
Net cash from financing activities		1,931	(4,009)	7,386
Effect of exchange rates on cash and cash equivalents		(2,405)	(5,013)	10,235
Net (decrease)/increase in cash and cash equivalents		(7,717)	(11,442)	33,994
Cash and cash equivalents at beginning of year		208,412	219,854	185,860
Cash and cash equivalents at end of year		200,695	208,412	219,854
Cash and cash equivalents comprise:
Cash and balances at central banks		180,365	189,686	202,142
Loans and advances to banks with original maturity of three months or less		7,758	7,117	6,229
Cash collateral balances with central banks with original maturity of three months or less		11,025	10,325	10,625
Treasury and other eligible bills with original maturity of three months or less		1,547	1,284	858
Cash and cash equivalents at end of year		200,695	208,412	219,854
Barclays Bank PLC
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		5,165	2,977	2,744
Adjustment for non-cash items:
Credit impairment charges		216	98	165
Impairment of Investments in subsidiaries		(811)	166	2,533
Depreciation, amortisation and impairment of property, plant, equipment and intangibles		30	33	72
Provisions and pensions charges/(credits)		95	(95)	996
Net loss/(profit) on disposal of investments and property, plant and equipment		(48)	2	(115)
Other non-cash movements including exchange rate movements		1,721	5,991	(11,858)
Changes in operating assets and liabilities
Net decrease in cash collateral and settlement balances		4,781	137	2,671
Net decrease/(increase) in loans and advances at amortised cost		14,178	(40,968)	(19,764)
Net decrease/(increase) in reverse repurchase agreements and other similar secured lending		1,330	(968)	(926)
Net increase in deposits at amortised cost		790	33,408	27,134
Net (decrease)/increase in debt securities in issue		(11,842)	(15,333)	7,581
Net increase/(decrease) in repurchase agreements and other similar secured borrowing		2,245	17,644	(2,895)
Net (increase)/decrease in derivative financial instruments		(8,134)	4,205	(1,723)
Net decrease/(increase) in trading portfolio assets		10,624	(29,611)	13,681
Net (decrease)/increase in trading portfolio liabilities		(9,980)	(1,098)	1,977
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement		(12,275)	34,459	(959)
Net decrease/(increase) in other assets		1,451	(244)	(3,035)
Net (decrease)/increase in other liabilities		(1,406)	(2,378)	2,196
Corporate income tax		135	249	422
Net cash from operating activities		(1,735)	8,674	20,897
Cash flows from (used in) investing activities
Purchase of debt securities at amortised cost		(17,113)	(11,984)	(18,519)
Proceeds from redemption or sale of debt securities at amortised cost		15,120	2,023	12,107
Purchase of financial assets at fair value through other comprehensive income		(49,318)	(46,808)	(36,084)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		49,258	39,852	35,066
Purchase of property, plant and equipment and intangibles		(21)	(22)	(28)
Acquisition of business		48	(1)	125
Increase in investment in subsidiaries		(824)	(7)	(2,667)
Other cash flows associated with investing activities		0	0	(1)
Net cash from investing activities		(2,850)	(16,947)	(10,001)
Cash flows from (used in) financing activities
Dividends paid and other coupon payments on equity instruments		(3,048)	(2,635)	(1,213)
Issuance of subordinated liabilities		11,143	5,643	14,904
Redemption of subordinated liabilities		(4,963)	(7,209)	(8,104)
Issue of shares and other equity instruments		970	2,499	3,134
Repurchase of shares and other equity instruments		(2,131)	(2,425)	(2,136)
Capital contribution		0	0	750
Vesting of shares under employee share schemes		(448)	(442)	(413)
Net cash from financing activities		1,523	(4,569)	6,922
Effect of exchange rates on cash and cash equivalents		(1,380)	(3,938)	8,166
Net (decrease)/increase in cash and cash equivalents		(4,442)	(16,780)	25,984
Cash and cash equivalents at beginning of year		168,263	185,043	159,059
Cash and cash equivalents at end of year		163,821	168,263	185,043
Cash and cash equivalents comprise:
Cash and balances at central banks		151,288	153,701	170,307
Loans and advances to banks with original maturity of three months or less		136	3,130	3,466
Cash collateral balances with central banks with original maturity of three months or less		11,025	10,325	10,625
Treasury and other eligible bills with original maturity of three months or less		1,372	1,107	645
Cash and cash equivalents at end of year		£ 163,821	£ 168,263	£ 185,043

[1]	This relates to the net proceeds from the sale of the Italian retail mortgage portfolio.